Fair value of financial instruments - Assets and liabilities held at fair value (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets
Trading portfolio assets	£ 114,195	£ 104,187
Financial assets at fair value through the income statement	133,086	149,648
Derivative financial assets	229,236	222,538
Financial assets at fair value through other comprehensive income	65,750	52,816
Total assets	14,361	18,574
Liabilities
Trading portfolio liabilities	(36,916)	(37,882)
Financial liabilities designated at fair value	(204,326)	(216,834)
Derivative financial liabilities	(229,204)	(219,643)
Total liabilities	(4,351)	(5,026)
At fair value [member]
Assets
Trading portfolio assets	114,195	104,187
Financial assets at fair value through the income statement	133,086	149,648
Derivative financial assets	229,236	222,538
Financial assets at fair value through other comprehensive income	65,750	52,816
Investment property	13	9
Total assets	542,280	529,198
Liabilities
Trading portfolio liabilities	(36,916)	(37,882)
Financial liabilities designated at fair value	(204,326)	(216,834)
Derivative financial liabilities	(229,204)	(219,643)
Total liabilities	(470,446)	(474,359)
Level 1 of fair value hierarchy [member] | At fair value [member]
Assets
Trading portfolio assets	60,352	51,029
Financial assets at fair value through the income statement	10,445	8,918
Derivative financial assets	5,439	6,813
Financial assets at fair value through other comprehensive income	18,755	19,764
Investment property	0	0
Total assets	94,991	86,524
Liabilities
Trading portfolio liabilities	(20,977)	(20,654)
Financial liabilities designated at fair value	(82)	(76)
Derivative financial liabilities	(5,305)	(6,152)
Total liabilities	(26,364)	(26,882)
Level 2 of fair value hierarchy [member] | At fair value [member]
Assets
Trading portfolio assets	51,579	49,545
Financial assets at fair value through the income statement	114,141	131,348
Derivative financial assets	220,642	210,510
Financial assets at fair value through other comprehensive income	46,566	32,697
Investment property	0	0
Total assets	432,928	424,100
Liabilities
Trading portfolio liabilities	(15,939)	(17,225)
Financial liabilities designated at fair value	(203,882)	(216,478)
Derivative financial liabilities	(219,910)	(208,748)
Total liabilities	(439,731)	(442,451)
Level 3 of fair value hierarchy [member] | At fair value [member]
Assets
Trading portfolio assets	2,264	3,613
Financial assets at fair value through the income statement	8,500	9,382
Derivative financial assets	3,155	5,215
Financial assets at fair value through other comprehensive income	429	355
Investment property	13	9
Total assets	14,361	18,574
Liabilities
Trading portfolio liabilities	0	(3)
Financial liabilities designated at fair value	(362)	(280)
Derivative financial liabilities	(3,989)	(4,743)
Total liabilities	£ (4,351)	£ (5,026)